Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Summary of Other Provisions and Movements in Other Provisions

	€ million	€ million
Provisions	2023	2022
Due within one year	537	748
Due after one year	563	550
Total provisions	1,100	1,298

	€ million	€ million	€ million	€ million	€ million
Movements during 2023	Restructuring	Legal	Brazil indirect taxes	Other	Total
1 January 2023	305	321	66	606	1,298
Additions through business combinations	–	1	–	–	1
Income statement:
Charges	58	91	11	209	369
Releases	(40)	(110)	(2)	(100)	(252)
Utilisation	(147)	(37)	(9)	(82)	(275)
Currency translation	(1)	(25)	2	(17)	(41)
31 December 2023	175	241	68	616	1,100